Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

U.S. Tax Reform

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law by the President of the United States of America, enacting significant changes to tax legislation, including a reduction in the U.S. federal corporate income tax from 35% to 21% effective January 1, 2018. The Corporation's U.S. utilities and holding companies were required to remeasure their deferred tax assets and liabilities at the new corporate income tax rate as at the date of enactment. The one-time remeasurement resulted in a net decrease in deferred income tax liabilities of $1.3 billion, the recognition of a regulatory liability of $1.5 billion for the reduction in deferred income tax expected to be refunded to customers, and an unfavourable earnings impact of $168 million recognized in deferred income tax expense ($146 million after non-controlling interest).

Fortis is still evaluating the bonus depreciation exemption for its U.S. regulated utilities and anticipates further clarification. The Corporation's U.S. regulated utilities have recorded an estimated provision for bonus depreciation for property, plant and equipment in service between September 27, 2017 and December 31, 2017, which impacts the tax loss carryforward deferred tax asset and property, plant and equipment deferred tax liability.

Deferred Income Taxes

Deferred income taxes are provided for temporary differences. The significant components of deferred income tax assets and liabilities consist of the following.

(in millions)	2017	2016
Gross deferred income tax assets
Tax loss and credit carryforwards	$571	$675
Regulatory liabilities	596	292
Employee future benefits	143	155
Fair value of long-term debt adjustment	43	88
Unrealized foreign exchange losses on long-term debt	28	56
Other	8	57
	1,389	1,323
Deferred income tax assets valuation allowance	(44)	(56)
Net deferred income tax assets	$1,345	$1,267

Gross deferred income tax liabilities
Property, plant and equipment	$(3,353)	$(4,213)
Regulatory assets	(203)	(242)
Intangible assets	(87)	(75)
	(3,643)	(4,530)
Net deferred income tax liability	$(2,298)	$(3,263)

The deferred income tax assets associated with unrealized foreign exchange losses on long‑term debt and tax loss and credit carryforwards reflects $44 million of unrealized and realized capital losses as at December 31, 2017 (December 31, 2016 - $56 million). The deferred income tax asset can only be used if the Corporation has capital gains to offset the losses once realized. Management believes that it is more likely than not that Fortis will not be able to generate future capital gains and, as a result, the Corporation recorded a $44 million valuation allowance against the deferred income tax asset as at December 31, 2017 (December 31, 2016 - $56 million). Management believes that based on its historical pattern of taxable income, Fortis will produce sufficient income in the future to realize all other deferred income tax assets.

Unrecognized Tax Benefits

The following table summarizes the change in unrecognized tax benefits during 2017 and 2016.

(in millions)	2017	2016
Total unrecognized tax benefits, beginning of year	$23	$13
Additions related to the current year	13	10
Adjustments related to prior years and U.S. Tax Reform	(8)	—
Total unrecognized tax benefits, end of year	$28	$23

Unrecognized tax benefits, if recognized, would reduce income tax expense by $2 million in 2017. Fortis has not recognized interest expense in 2017 and 2016 related to unrecognized tax benefits.

The components of the income tax expense were as follows.

(in millions)	2017	2016
Canadian
Earnings before income taxes	$461	$357

Current income taxes	41	66
Deferred income taxes	16	(23)
Total Canadian	$57	$43

Foreign
Earnings before income taxes	$1,252	$501

Current income taxes	3	(19)
Deferred income taxes	528	121
Total Foreign	$531	$102
Income tax expense	$588	$145

Income taxes differ from the amount that would be expected to be generated by applying the enacted combined Canadian federal and provincial statutory income tax rate to earnings before income taxes. The following is a reconciliation of consolidated statutory taxes to consolidated effective taxes.

(in millions, except as noted)	2017	2016
Earnings before income taxes	$1,713	$858
Combined Canadian federal and provincial statutory income tax rate	28.0%	28.0%
Expected federal and provincial taxes at statutory rate	$480	$240
Increase (decrease) resulting from:
Enactment of U.S. Tax Reform	168	—
Foreign and other statutory rate differentials	31	(28)
Allowance for funds used during construction	(26)	(14)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(26)	(25)
Items capitalized for accounting purposes but expensed for income tax purposes	(21)	(26)
Release of valuation allowance and non-taxable portion of gain on dispositions	(17)	—
Other	(1)	(2)
Income tax expense	$588	$145
Effective tax rate	34.3%	16.9%

As at December 31, 2017, the Corporation had the following tax carryforward amounts.

(in millions)	Expiring Year	2017
Canadian
Capital loss	n/a	$70
Non-capital loss	2025-2037	326
Other tax credits	2026-2037	2
		398
Unrecognized in the consolidated financial statements		(65)
		$333
Foreign
Capital loss	2018	$1
Federal and state net operating loss	2022-2037	1,850
Other tax credits	2021-2037	126
		1,977
Unrecognized in the consolidated financial statements		(1)
		$1,976
Total tax carryforwards		$2,309

As at December 31, 2017, the Corporation had approximately $2,309 million in tax carryforward amounts recognized in the consolidated financial statements (December 31, 2016 - $1,235 million).

The Corporation and one or more of its subsidiaries are subject to taxation in Canada, the United States and other foreign jurisdictions. The material jurisdictions in which the Corporation is subject to potential examinations include the United States (Federal, Arizona, Kansas, Iowa, Michigan, Minnesota and New York) and Canada (Federal and British Columbia). The Corporation's 2012 to 2017 taxation years are still open for audit in the Canadian jurisdictions and 2013 to 2017 taxation years are still open for audit in the United States jurisdictions.